SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total external revenue	$ 303,102	$ 296,848
Total long-lived assets	426,007		$ 438,146
Total operating income	20,941	24,558
Interest expense, net	(8,284)	(10,604)
Other income, net	1,059	621
Income before income tax	13,716	14,575
Production Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	188,087	194,503
Total long-lived assets	211,361		220,453
Total operating income	20,029	18,924
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	115,015	102,345
Total long-lived assets	161,233		162,295
Total operating income	16,147	9,756
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	372,594		382,748
Total operating income	36,176	28,680
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	53,413		$ 55,398
Total operating income	$ (15,235)	$ (4,122)